Property and Equipment - Schedule of Carrying Amount and Depreciation Charge for Right-of-use Assets by Class of Underlying Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value, beginning period	$ 1,659	$ 3,357
Increase in right-of-use assets	1,699	145
Depreciation for the year	(1,518)	(1,843)
Net book value, ending period	1,840	1,659
PNG Assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value, beginning period	374	1,275
Increase in right-of-use assets	1,650
Depreciation for the year	(581)	(901)
Net book value, ending period	1,443	374
Other Assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value, beginning period	1,285	2,082
Increase in right-of-use assets	49	145
Depreciation for the year	(937)	(942)
Net book value, ending period	$ 397	$ 1,285